Accrued Liabilities and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued Liabilities

	December 31, 2025 $	December 31, 2024 $
Voyage and vessel	40,843	36,665
Payroll and benefits	30,750	30,286
Obligation related to EU ETS (note 6)	11,020	6,588
Other accrued liabilities	2,050	2,665
	84,663	76,204

Schedule of Other Long-Term Liabilities
Other Long-Term Liabilities

	December 31, 2025 $	December 31, 2024 $
Freight tax provisions (note 17)	31,073	41,404
Office lease liability – long-term	8,216	8,698
Defined contribution pension liabilities	4,818	5,091
Other	1,597	1,458
	45,704	56,651